Other Information	12 Months Ended
Dec. 31, 2018
Other Information
Other Information

26.	Other information

Operating leases: The Group companies lease administrative and research facilities, as well as vehicles and equipment, under operating lease contracts. The future minimum commitments from leases are as follows:

in EUR thousands	2018	2017	2018	2017	2018	2017
	≤1 year		1 year to 5 years		>5 years
Operating lease commitments
Building	629	516	2,798	1,780	1,196	1,188
Vehicle leases	420	395	342	390	-	-
Operating and office equipment	14	21	46	16	-	-

Lease-related expenses for the reporting period amounted to EUR 597 thousand (2017: EUR 516 thousand; 2016: EUR 237 thousand).

In the U.S., BF RhodoLED® lamps are also offered under leasing agreements. In the first six months, these contracts are accounted for as operating leases. After six months, the lessee has the option to either return or purchase the device. The agreed purchase price can then be paid immediately in full or over a period of another 24 months. If payment is made for a further 24 months, the contracts are accounted for as financing leases. In the 2018 financial year, we generated EUR 94 thousand of income from operating leases (2017 and 2016: EUR 0 thousand). We generated income of EUR 240 thousand from finance leases (2017 and 2016: EUR 0 thousand). The expected future lease income as of 31 December 2018 is as follows:

in EUR thousands	2018	2017	2018	2017	2018	2017
	≤1 year		1 year to 5 years		>5 years
Operating lease income
Operating lease payments	15	38	-	-	-	-

Finance lease income
Finance lease interest income	19	-	11	-	-	-
Finance lease payments	121	-	72	-	-	-